OTHER INCOME (EXPENSE), NET - Schedule of Components of Other Income (expense), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Foreign exchange gain	$ 13	$ 537	$ 1,912
Unrealized gains (losses) recognized on equity securities	(80)	165	0
Other	55	153	112
Total	$ (12)	$ 855	$ 2,024